Foreign Currency Translation	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2021
TINGO, INC. [Member]
Foreign Currency Translation [Line Items]
Foreign Currency Translation

(5)    Foreign Currency Translation

Functional and presentation currency — The consolidated financial statements are presented in U.S. dollars, which is the presentation currency, the functional currency is Nigeria Naira.

The exchange rate used for conversion is:

	March 31, 2022	December 31, 2021
Balance Sheet:
Nigerian Naira	415.72	412.99
Profit and Loss :
Nigerian Naira	414.355	396.46

Foreign currency transactions — Foreign currency transactions are translated into the functional currencies of the Company’s subsidiaries using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at period-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated income statements. Non-monetary items carried at cost are translated using the exchange rate at the date of the transaction. Non-monetary items carried at fair value are translated at the date the fair value is determined. For Nigeria, due to the volatile nature of the exchange rate, we have applied the prudent approach to convert both the Profit and Loss and Balance Sheet at the same rate to indicate a fairer reflection of the state of affairs.

(5)    Foreign Currency Translation

Functional and presentation currency — The consolidated financial statements are presented in U.S. dollars, which is the presentation currency, the functional currency is Nigeria Naira.

The exchange rate used for conversion is:

	September 30, 2021	December 31, 2020
Balance Sheet:
Nigerian Naira	410	379.5
Profit and Loss :
Nigerian Naira	410	379.5

Foreign currency transactions — Foreign currency transactions are translated into the functional currencies of the Company’s subsidiaries using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at period-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated income statements. Non-monetary items carried at cost are translated using the exchange rate at the date of the transaction. Non-monetary items carried at fair value are translated at the date the fair value is determined. For Nigeria, due to the volatile nature of the exchange rate we have applied the prudent approach to convert both the Profit and Loss and Balance Sheet at the same rate to indicate a fairer reflection of the state of affairs.

(5)    Foreign Currency Translation

Functional and presentation currency — The consolidated financial statements are presented in U.S. dollars, which is the presentation currency, the functional currency is Nigeria Naira.

The exchange rate used for conversion is:

	December 31, 2021	December 31, 2020
Balance Sheet:
Nigerian Naira	412.99	379.5
Profit and Loss :
Nigerian Naira	396.46	379.5

Foreign currency transactions — Foreign currency transactions are translated into the functional currencies of the Company’s subsidiaries using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at period-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated income statements. Non-monetary items carried at cost are translated using the exchange rate at the date of the transaction. Non-monetary items carried at fair value are translated at the date the fair value is determined. For Nigeria, due to the volatile nature of the exchange rate, we have applied the prudent approach to convert both the Profit and Loss and Balance Sheet at the same rate to indicate a fairer reflection of the state of affairs.